American Century Asset Allocation Portfolios, Inc.

Prospectus Supplement

One ChoiceSM In Retirement Portfolio ¡ One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio ¡ One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio ¡ One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio ¡ One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio ¡ One ChoiceSM 2055 Portfolio

Supplement dated January 13, 2014 ¡ Prospectus dated December 1, 2013

The following entry is added to the Portfolio Managers section on pages 5, 11, 16, 21, 26, 31, 36, 41, 46 and 51 of the prospectus.

G. David MacEwen, Co-Chief Investment Officer and Senior Vice President, has been chairman of the firm’s Asset Allocation Committee since December 2013.

The following replaces The Fund Management Team section on page 56 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds, in consultation with the firm’s Asset Allocation Committee. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including recommending appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ allocations.

Scott Wittman

Mr. Wittman, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. He also serves as a member of the Asset Allocation Committee. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. He also serves as a member of the Asset Allocation Committee. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank. He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013 when he joined American Century Investments. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the funds.

G. David MacEwen

Mr. MacEwen, Co-Chief Investment Officer and Senior Vice President, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in December 2013. Mr. MacEwen has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-80909   1401

American Century Asset Allocation Portfolios, Inc.

Prospectus Supplement

One Choice Portfolio®: Very Conservative
One Choice Portfolio®: Conservative
One Choice Portfolio®: Moderate
One Choice Portfolio®: Aggressive
One Choice Portfolio®: Very Aggressive

Supplement dated January 13, 2014 ¡ Prospectus dated December 1, 2013

The following entry is added to the Portfolio Managers section on pages 5, 10, 14, 18 and 22 of the prospectus.

G. David MacEwen, Co-Chief Investment Officer and Senior Vice President, has been chairman of the firm’s Asset Allocation Committee since December 2013.

The following replaces The Fund Management Team section on page 27 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds, in consultation with the firm’s Asset Allocation Committee. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including recommending appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ allocations.

Scott Wittman

Mr. Wittman, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009, when he joined American Century Investments. He also serves as a member of the Asset Allocation Committee. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. He also serves as a member of the Asset Allocation Committee. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013 when he joined American Century Investments. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the funds.

G. David MacEwen

Mr. MacEwen, Co-Chief Investment Officer and Senior Vice President, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in December 2013. Mr. MacEwen has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

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American Century Asset Allocation Portfolios, Inc. Prospectus Supplement
One ChoiceSM In Retirement Portfolio R6 ¡ One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 ¡ One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 ¡ One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 ¡ One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 ¡ One ChoiceSM 2055 Portfolio R6
Supplement dated January 13, 2014 ¡ Prospectus dated December 1, 2013

The following entry is added to the Portfolio Managers section on pages 4, 8, 12, 16, 20, 24, 28, 32, 36 and 40 of the prospectus.

G. David MacEwen, Co-Chief Investment Officer and Senior Vice President, has been chairman of the firm’s Asset Allocation Committee since December 2013.

The following replaces The Fund Management Team section on page 46 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds, in consultation with the firm’s Asset Allocation Committee. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including recommending appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ allocations.

Scott Wittman

Mr. Wittman, Chief Investment Officer – Asset Allocation and Disciplined Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2013.  He also serves as a member of the Asset Allocation Committee. Mr. Wittman joined American Century Investments in 2009. From 2005 to 2009, he was managing director–quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2013. He also serves as a member of the Asset Allocation Committee. Mr. Weiss joined American Century Investments in 2010. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Radu Gabudean, Ph.D.

Dr. Gabudean, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 2013. From 2011 until 2013, he was vice president of quantitative investment strategies at Barclays Capital, and from 2007 to 2011 he was vice president of quantitative portfolio modeling at Lehman Brothers/Barclays Capital. He has a bachelor’s degree in economics from York University, Toronto, Canada, and a Ph.D. in finance from New York University, Stern School of Business.

Scott Wilson

Mr. Wilson, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2013. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree in business administration from Pepperdine University and is a CFA charterholder.

The following portfolio manager serves as chairman of the firm’s Asset Allocation Committee, which is responsible for reviewing portfolio performance and approving strategic investment policy decisions for the funds.

G. David MacEwen

Mr. MacEwen, Co-Chief Investment Officer and Senior Vice President, has served on teams managing fixed-income investments since joining the advisor in 1991. He also serves as a member of the Asset Allocation Committee and became chairman of the Committee in December 2013. Mr. MacEwen has a bachelor’s degree in economics from Boston University and an MBA in finance from the University of Delaware.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

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American Century Asset Allocation Portfolios, Inc. Statement of Additional Information Supplement
One ChoiceSM In Retirement Portfolio ¡ One ChoiceSM 2015 Portfolio
One ChoiceSM 2020 Portfolio ¡ One ChoiceSM 2025 Portfolio
One ChoiceSM 2030 Portfolio ¡ One ChoiceSM 2035 Portfolio
One ChoiceSM 2040 Portfolio ¡ One ChoiceSM 2045 Portfolio
One ChoiceSM 2050 Portfolio ¡ One ChoiceSM 2055 Portfolio
One ChoiceSM In Retirement Portfolio R6 ¡ One ChoiceSM 2015 Portfolio R6
One ChoiceSM 2020 Portfolio R6 ¡ One ChoiceSM 2025 Portfolio R6
One ChoiceSM 2030 Portfolio R6 ¡ One ChoiceSM 2035 Portfolio R6
One ChoiceSM 2040 Portfolio R6 ¡ One ChoiceSM 2045 Portfolio R6
One ChoiceSM 2050 Portfolio R6 ¡ One ChoiceSM 2055 Portfolio R6
One Choice Portfolio®: Very Conservative ¡ One Choice Portfolio®: Conservative
One Choice Portfolio®: Moderate ¡ One Choice Portfolio®: Aggressive
One Choice Portfolio®: Very Aggressive

Supplement dated January 13, 2014 ¡ Statement of Additional Information dated December 1, 2013

The following entry is added to the Accounts Managed table on page 38. This information is provided as of January 3, 2014.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
G. David MacEwen	Number of Accounts	38	24	6
	Assets	$29.6 billion(1)	$3.9 billion	$1.2 billion

1
Includes $559.5 million in One Choice In Retirement Portfolio, $1.2 billion in One Choice 2015 Portfolio, $1.2 billion in One Choice 2020 Portfolio, $2.0 billion in One Choice 2025 Portfolio, $1.2 billion in One Choice 2030 Portfolio, $1.5 billion in One Choice 2035 Portfolio, $830.0 million in One Choice 2040 Portfolio, $1.1 billion in One Choice 2045 Portfolio, $431.2 million in One Choice 2050 Portfolio, $76.7 million in One Choice 2055 Portfolio, $342.0 million in One Choice Portfolio: Very Conservative, $819.2 million in One Choice Portfolio: Conservative, $1.3 billion in One Choice Portfolio: Moderate, $949.9 million in One Choice Portfolio: Aggressive, and $260.8 million in One Choice Portfolio: Very Aggressive, $6.4 million in One Choice In Retirement Portfolio R6, $10.3 million in One Choice 2015 Portfolio R6, $24.2 million in One Choice 2020 Portfolio R6, $14.9 million in One Choice 2025 Portfolio R6, $16.5 million in One Choice 2030 Portfolio R6, $11.5 million in One Choice 2035 Portfolio R6, $11.6 million in One Choice 2040 Portfolio R6, $8.7 million in One Choice 2045 Portfolio R6, $6.8 million in One Choice 2050 Portfolio R6, and $990,549 in One Choice 2055 Portfolio R6.

The following replaces the Bonus section (under the headings Portfolio Managers-Compensation) on page 39.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks (weighted according to each fund’s asset mix) and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.

Funds	Benchmarks	Peer Group (1) (2)
One Choice Target Date Portfolios(3)	Barclays U.S. High-Yield 2% Issuer Capped Bond Index	Morningstar US-Target-Date 2011-2015
	Barclays U.S. Aggregate Bond Index	Morningstar US-Target-Date 2016-2020
	Russell 1000 Value Index	Morningstar US-Target-Date 2021-2025

	Russell 2000 Index	Morningstar US-Target-Date 2026-2030
	Barclays Global Treasury ex-US Bond Index	Morningstar US-Target-Date 2031-2035
	S&P 500 Index	Morningstar US-Target-Date 2036-2040
	Barclays U.S. 1-3 Month Treasury Bill Index	Morningstar US-Target-Date 2041-2045
	MSCI US REIT Index	Morningstar US-Target-Date 2050+
	Russell 1000 Growth Index	Morningstar US-Retirement Income
Russell Midcap Growth Index
MSCI EAFE Index
MSCI Emerging Markets Index
Russell Midcap Value Index
Barclays U.S. TIPS Index
One Choice Target Risk Portfolios	Barclays U.S. High-Yield 2% Issuer Capped Bond Index	Morningstar US-Aggressive Allocation
	Barclays U.S. Aggregate Bond Index	Morningstar US-Conservative Allocation
	Russell 1000 Value Index	Morningstar US-Moderate Allocation
Russell 2000 Index
Barclays Global Treasury ex-US Bond Index
S&P 500 Index
Barclays U.S. 1-3 Month Treasury Bill Index
MSCI US REIT Index
Russell 1000 Growth Index
Russell Midcap Growth Index
MSCI EAFE Index
MSCI Emerging Markets Index
Russell Midcap Value Index
Barclays U.S. TIPS Index
Barclays U.S. 1-3 Year Government/Credit Bond Index
Barclays U.S. 1-5 Year TIPS Index

1
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable (i.e., has less peer turnover) over the long term and that more closely represents the fund’s true peers based on internal investment mandates.

2	Each fund constructs its custom peer group using the Morningstar peer group listed below that most closely corresponds with the target date or risk profile indicated in the fund’s name.

3
Performance of the following funds is not separately considered in determining portfolio manager compensation: One Choice In Retirement Portfolio R6, One Choice 2015 Portfolio R6, One Choice 2020 Portfolio R6, One Choice 2025 Portfolio R6, One Choice 2030 Portfolio R6, One Choice 2035 Portfolio R6, One Choice 2040 Portfolio R6, One Choice 2045 Portfolio R6, One Choice 2050 Portfolio R6 and One Choice 2055 Portfolio R6.

Unlike the funds’ other portfolio managers, performance of the One Choice Portfolios is not separately considered in determining G. David MacEwen's compensation for 2013.

Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment styles: U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

The following replaces the Ownership of Securities section on page 41.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of July 31, 2013, the fund’s most recent fiscal year end.

Ownership of Securities(1)
	Radu Gabudean	G. David MacEwen(2)	Richard Weiss	Scott Wilson	Scott Wittman
One Choice In Retirement Portfolio	A	A	A	C	A
One Choice 2015 Portfolio	A	A	A	A	A
One Choice 2020 Portfolio	A	A	A	A	A
One Choice 2025 Portfolio	A	A	A	A	E
One Choice 2030 Portfolio	A	A	A	A	A
One Choice 2035 Portfolio	A	A	A	E	A
One Choice 2040 Portfolio	A	A	A	A	A
One Choice 2045 Portfolio	A	A	E	C	A
One Choice 2050 Portfolio	A	A	E	A	A
One Choice 2055 Portfolio	A	A	A	A	A
One Choice Portfolio: Very Conservative	A	A	A	A	C
One Choice Portfolio: Conservative	A	A	A	A	A
One Choice Portfolio: Moderate	A	A	A	A	A
One Choice Portfolio: Aggressive	A	A	A	A	A
One Choice Portfolio: Very Aggressive	A	A	A	A	A
One Choice In Retirement Portfolio R6	A	A	A	A	A
One Choice 2015 Portfolio R6	A	A	A	A	A
One Choice 2020 Portfolio R6	A	A	A	A	A
One Choice 2025 Portfolio R6	A	A	A	A	A
One Choice 2030 Portfolio R6	A	A	A	A	A
One Choice 2035 Portfolio R6	A	A	A	A	A
One Choice 2040 Portfolio R6	A	A	A	A	A
One Choice 2045 Portfolio R6	A	A	A	A	A
One Choice 2050 Portfolio R6	A	A	A	A	A
One Choice 2055 Portfolio R6	A	A	A	A	A

1	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

2	Information is provided as of January 3, 2014.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

©2014 American Century Proprietary Holdings, Inc. All rights reserved.

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